Assets pledged, collateral received and assets transferred (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities	Assets are pledged as collateral to secure liabilities under repurchase agreements, securitisations and stock lending agreements or as security deposits relating to derivatives. Assets pledged as collateral include all assets categorised as encumbered in the disclosure on page [00] (unaudited), other than those held in commercial paper conduits. In these transactions, Barclays Group will be required to step in to provide financing itself under a liquidity facility if the vehicle cannot access the commercial paper market.
Loans and advances	£ 339,115	£ 326,406
Asset backed funding programmes [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 10,000	£ 3,000